Consolidated Statements of Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 4,285.3	$ 2,531.2	$ 2,274.8
Costs and Expenses
Costs of sales and services	2,405.5	1,579.4	1,432.0
Gross Margin	1,879.8	951.8	842.8
Selling, general and administrative expenses	790.0	581.7	419.4
Research and development expenses	287.7	138.4	131.4
Restructuring and other charges (income)	61.2	73.2	94.2
Total costs and expenses	3,544.4	2,372.7	2,077.0
Income from continuing operations before equity in (earnings) loss of affiliates, non-operating pension and postretirement charges (income), interest expense, net and income taxes	740.9	158.5	197.8
Equity in (earnings) loss of affiliates	(0.1)	(0.1)	(0.5)
Non-operating pension and postretirement charges (income)	(0.5)	(16.3)	23.8
Interest income	(1.4)	(0.9)	(0.6)
Interest expense	134.5	80.0	63.5
Income (loss) from continuing operations before income taxes	608.4	95.8	111.6
Provision (benefit) for income taxes	70.8	228.9	38.2
Income (loss) from continuing operations	537.6	(133.1)	73.4
Discontinued operations, net of income taxes	(26.1)	671.5	138.3
Net income (loss)	511.5	538.4	211.7
Less: Net income (loss) attributable to noncontrolling interests	9.4	2.6	2.6
Net income (loss) attributable to FMC stockholders	502.1	535.8	209.1
Amounts attributable to FMC stockholders:
Continuing operations, net of income taxes	531.4	(135.7)	71.1
Discontinued operations, net of income taxes	(29.3)	671.5	138.0
Net income (loss) attributable to FMC stockholders	$ 502.1	$ 535.8	$ 209.1
Basic earnings (loss) per common share attributable to FMC stockholders:
Continuing operations (in dollars per share)	$ 3.94	$ (1.01)	$ 0.53
Discontinued operations (in dollars per share)	(0.22)	5.00	1.03
Net income (loss) attributable to FMC stockholders (in dollars per share)	3.72	3.99	1.56
Diluted earnings (loss) per common share attributable to FMC stockholders:
Continuing operations (in dollars per share)	3.91	(1.01)	0.53
Discontinued operations (in dollars per share)	(0.22)	5.00	1.03
Net income (loss) attributable to FMC stockholders (in dollars per share)	$ 3.69	$ 3.99	$ 1.56